CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital	Additional paid-in capital	Treasury shares	Retained earnings	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total	Non-controlling interests
Beginning balance at Dec. 31, 2022	$ 211,428	$ 206	$ 118,103	$ (38)	$ 54,064	$ (1,014)	$ 404	$ (20,130)	$ 151,595	$ 59,833
Net profit	302				3,867				3,867	(3,565)
Other comprehensive income/(loss)	3,175					768	450	379	1,597	1,578
Total comprehensive income for the year, net of tax	3,477				3,867	768	450	379	5,464	(1,987)
Dividends paid	(284)									(284)
Ending balance at Dec. 31, 2023	214,621	206	118,103	(38)	57,931	(246)	854	(19,751)	157,059	57,562
Net profit	6,568				3,486				3,486	3,082
Other comprehensive income/(loss)	(5,823)					(159)	(22)	(5,406)	(5,587)	(236)
Total comprehensive income for the year, net of tax	745				3,486	(159)	(22)	(5,406)	(2,101)	2,846
Dividends paid	(1)									(1)
Ending balance at Dec. 31, 2024	215,365	206	118,103	(38)	61,417	(405)	832	(25,157)	154,958	60,407
Net profit	5,214				3,670				3,670	1,544
Other comprehensive income/(loss)	16,676					(167)	410	11,421	11,664	5,012
Total comprehensive income for the year, net of tax	21,890				3,670	(167)	410	11,421	15,334	6,556
Dividends paid	(303)									(303)
Ending balance at Dec. 31, 2025	$ 236,952	$ 206	$ 118,103	$ (38)	$ 65,087	$ (572)	$ 1,242	$ (13,736)	$ 170,292	$ 66,660